Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
Below are the changes in the items:

				Amortization
	Cost as of December 31, 2023	Additions	Disposals (1)	Accumulated as of December 31, 2023	Disposals (1)	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Software	90,968,518	56,541,430	54,576,390	18,807,400	13,987,925	18,885,133	23,704,608	69,228,950
Total	90,968,518	56,541,430	54,576,390	18,807,400	13,987,925	18,885,133	23,704,608	69,228,950

				Amortization
	Cost as of December 31, 2022	Additions	Disposals (1)	Accumulated as of December 31, 2022	Disposals (1)	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Software	80,332,774	19,172,013	8,536,269	15,113,610	4,422,968	8,116,758	18,807,400	72,161,118
Total	80,332,774	19,172,013	8,536,269	15,113,610	4,422,968	8,116,758	18,807,400	72,161,118
(1)Includes write-off of fully depreciated items.